Segment reporting - Financials (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | item			2
Revenue	$ 352.3	$ 347.1	$ 691.1	$ 656.0
Expenses
Costs of sales	45.5	47.3	89.1	87.9
Depletion and depreciation	69.6	77.2	144.2	148.4
Gross profit	237.2	222.6	457.8	419.7
Other operating (income)/expenses
General and administrative expenses	5.8	5.4	11.4	9.6
Share-based compensation expense		5.0	4.3	7.0
Impairment and charges		7.5		7.5
Gain on sale of gold bullion	(0.2)	(0.6)	(1.5)	(1.2)
Foreign exchange loss (gain) and other expenses (income)	0.4	1.2	(5.8)	1.3
Income before finance items and income taxes	231.2	204.1	449.4	395.5
Finance items
Finance income	2.8	1.7	3.5	2.4
Finance expenses	(0.8)	(1.1)	(1.7)	(1.9)
Net income before income taxes	233.2	204.7	451.2	396.0
Operating Segments
Disclosure of operating segments [line items]
Revenue	352.3	347.1	691.1	656.0
Expenses
Costs of sales	45.5	47.3	89.1	87.9
Depletion and depreciation	69.0	76.6	143.2	147.3
Gross profit	237.8	223.2	458.8	420.8
Other operating (income)/expenses
General and administrative expenses	5.8	5.4	11.4	9.6
Share-based compensation expense		5.0	4.3	7.0
Impairment and charges		7.5		7.5
Gain on sale of gold bullion	(0.2)	(0.6)	(1.5)	(1.2)
Depreciation	0.6	0.6	1.0	1.1
Foreign exchange loss (gain) and other expenses (income)	0.4	1.2	(5.8)	1.3
Income before finance items and income taxes	231.2	204.1	449.4	395.5
Finance items
Finance income	2.8	1.7	3.5	2.4
Finance expenses	(0.8)	(1.1)	(1.7)	(1.9)
Net income before income taxes	233.2	204.7	451.2	396.0
Operating Segments | Mining Segment
Disclosure of operating segments [line items]
Revenue	260.8	299.8	524.0	563.6
Expenses
Costs of sales	41.7	44.7	82.2	82.4
Depletion and depreciation	53.7	61.1	110.9	120.3
Gross profit	165.4	194.0	330.9	360.9
Operating Segments | Energy Segment
Disclosure of operating segments [line items]
Revenue	91.5	47.3	167.1	92.4
Expenses
Costs of sales	3.8	2.6	6.9	5.5
Depletion and depreciation	15.3	15.5	32.3	27.0
Gross profit	$ 72.4	$ 29.2	$ 127.9	$ 59.9